Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	$ (10,258,407)	$ (617,492)	$ (4,633,494)
Items not affecting cash
Amortization of property and equipment	156,036	123,234	37,290
Amortization of deferred development costs	105,375	0	0
Inventory expensed as research and development costs	132,186	0	0
Unrealized foreign exchange loss (gain)	548	4,474	(1,798)
Interest accretion	(343,503)	(307,875)	(144,343)
Finance income	(798)	(6,144)	0
Interest and other expense	72,527	770,403	589,277
Change in fair value of derivative liability	0	0	(5,384)
Loss on disposal of equipment	0	0	949
Financing expense	0	0	85,420
Gain on dilution of investment in Merit Functional Foods Corporation	(961,164)	(6,384,942)	0
Share of loss in Merit Functional Foods Corporation	4,294,789	2,421,459	939,806
Stock-based compensation expense	1,435,678	1,646,615	514,983
Cash flows from (used in) operations	(5,366,733)	(2,350,268)	(2,617,294)
Changes in non-cash working capital items
Amounts receivable	138,373	(6,467)	(205,643)
Inventory	287	(331)	(132,142)
Prepaid expenses	(139,620)	137,279	18,719
Accounts payable and accrued liabilities	(509,071)	190,487	39,806
Deferred revenue	0	(275,578)	275,578
Cash used in operating activities	(5,876,764)	(2,304,878)	(2,620,976)
Interest received	(36,741)	(155,973)	(79,812)
Interest paid	0	(572,097)	(672,195)
Net cash used in operating activities	(5,913,505)	(3,032,948)	(3,372,983)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	36,741	155,973	79,812
Investment in Merit Functional Foods Corporation	0	0	(13,000,000)
Development costs deferred	(1,217,089)	(1,978,217)	(1,467,076)
Acquisition of property and equipment	(51,512)	(894,529)	(101,187)
Cash flows from (used in) investing activities	(1,231,860)	(2,716,773)	(14,488,451)
CASH FLOWS FROM FINANCING ACTIVITIES
Issue of capital stock	272,024	5,025,608	25,752,074
Issue costs	0	(239,589)	(1,381,417)
Issue of warrants	0	0	1,780,752
Issue of convertible debentures	0	0	9,500,000
Short-term loan	0	0	250,000
Repayment of convertible note	0	0	(2,000,000)
Repayment of short-term loan	0	0	(1,500,000)
Lease liability	0	(90,153)	0
Lease payments	(97,946)	0	0
Cash flows from (used in) financing activities	174,078	4,695,866	32,401,409
FOREIGN EXCHANGE (LOSS) GAIN ON CASH AND CASH EQUIVALENTS	(548)	(4,474)	1,798
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,971,835)	(1,058,329)	14,541,773
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	13,972,659	15,030,988	489,215
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 7,000,824	$ 13,972,659	$ 15,030,988